CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

31.  CAPITAL MANAGEMENT

The Group's objectives regarding capital management are established below:

●	Compliance with the requirements established by the BCRA in its communication “A” 6260 and amendments
●	Support the Group's operations to avoid any situation that puts the Group's operations at risk.

The total capital under the rules of the Argentine Central Bank for Banco Supervielle  as of December 31, 2024 and 2023 is composed as follows (book value):

	12/31/2024	12/31/2023 (*)
Capital Stock	437,731	442,672
Paid in capital	554,292,371	554,292,371
Inflation Adjustment of capital stock	59,149,131	61,410,001
Treasury shares	18,991	14,050
Inflation adjustment of treasury shares	8,690,435	6,429,565
Cost of Treasury shares	(21,167,430)	(11,250,573)
Reserves	93,268,053	9,380,391
Retained earnings	124,958,516	111,798,898
Other comprehensive income	2,958,644	13,914,935
Shareholders' Equity attributable to owners of the parent company	822,606,442	746,432,310
Shareholders' Equity attributable to non-controlling interests	1,088,761	598,182
TOTAL SHAREHOLDERS' EQUITY	823,695,203	747,030,492
(*) Historical values adjustment for inflation.

The Board of Directors, through its Risk Committee, is responsible for monitoring, supervising, adapting and ensuring compliance with the objectives established for capital management.

According to the guidelines established by the BCRA, financial entities must maintain capital ratios to reduce the associated risks. It should be noted that as of December 31, 2024 and 2023, the Group complied with the minimum capital requirement determined in accordance with the provisions of the BCRA regulations.

Computable Patrimonial Liability  of Banco Supervielle S.A. is made up of the basic Net Assets and the complementary Net Assets. The balance of these concepts as of December 31, 2024 and 2023 is detailed below:

	12/31/2024	12/31/2023 (*)
Basic Shareholder´s Equity
Tier One Ordinary Capital	824,470,904	732,667,574
(Deductible concepts)	(233,821,244)	(222,220,695)
Additional Tier One Capital	—	—
(Deductible concepts)	—	—
Group Funds	—	—
Computable Patrimonial Responsability	590,649,660	510,446,879
(*) Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes

The consolidated Tier 1 capital ratio of Grupo Supervielle was 16.1% as of 31 December 2024.

It should be mentioned that the deductible items include balances from deferred tax assets (DTA) in accordance with point 8.4.1.1. of the Minimum Capital Rules for Financial Institutions. This deduction is made for the gross amount of the ATD’s, without taking into account any offsets that may be made of deferred tax liabilities (DTL), and which are permitted by both IFRS and Basel III rules.

The above-mentioned rules state that deferred tax assets may be offset against deferred tax liabilities when DTA and DTL relate to taxes collected by the same tax authority and the appropriate tax authority authorizes the offsetting, the situation that occurs in determining the Entity’s income tax.

If the above-mentioned compensations could have been made, the Computable Patrimonial Liability would amount to 631,952,756 and 533,921,325 by December 31, 2024 and 2023, respectively.

Below is a detail of the determined requirement:

	12/31/2024	12/31/2023 (*)
Credit risk	207,256,530	136,872,371
Operational risk	74,466,666	51,026,023
Market risk	17,327,442	6,484,215
Requirement	299,050,638	194,382,609
Integration	590,649,660	510,446,879
Excess	291,599,022	316,064,270
(*) Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes.